Loans, financing and debentures - Roll-forward of loans, financing and debentures (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about borrowings [abstract]
Opening balance	R$ 77,172,692	R$ 74,574,591
Fundraising, net of issuance costs	15,692,905	10,944,794
Interest accrued	5,413,707	4,797,094
Monetary and exchange rate variation, net	17,728,324	(4,185,675)
Settlement of principal	(9,410,807)	(4,296,447)
Settlement of interest	(5,241,389)	(4,728,998)
Amortization of fundraising costs	80,099	67,333
Closing balance	R$ 101,435,531	R$ 77,172,692